Investments (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Sale of investment in equity method investee	$ 0	$ 1,452,944	$ 937,866
Gain on sale of investment in equity method investee	0	1,292,168	749,897
Investment Owned, Restricted, Cost	4,145,927
Gain on Sale of Investments	2,740,940	0	0
Escrow Deposit	613,992
Amount Recoverable On Sale Of Investments	461,545	0
Amount Held In Escrow	$ 152,447